Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Franklin U.S. Large Cap Multifactor Index ETF | Franklin U.S. Large Cap Multifactor Index ETF
Prospectus [Line Items]
Annual Return [Percent]	19.77%	24.23%	23.46%	(14.80%)	26.69%	10.64%	28.76%	(1.96%)
Franklin U.S. Mid Cap Multifactor Index ETF | Franklin U.S. Mid Cap Multifactor Index ETF
Prospectus [Line Items]
Annual Return [Percent]	5.36%	14.17%	17.46%	(12.78%)	28.51%	15.50%	28.15%	(3.57%)
Franklin U.S. Small Cap Multifactor Index ETF | Franklin U.S. Small Cap Multifactor Index ETF
Prospectus [Line Items]
Annual Return [Percent]	4.98%	8.66%	20.61%	(16.80%)	26.62%	10.27%	18.21%	(4.56%)
Franklin International Core Dividend Tilt Index ETF | Franklin International Core Dividend Tilt Index ETF
Prospectus [Line Items]
Annual Return [Percent]	34.51%	2.36%	19.23%	(1.74%)	17.22%	1.55%	22.66%	(6.18%)	12.82%
Franklin Emerging Market Core Dividend Tilt Index ETF | Franklin Emerging Market Core Dividend Tilt Index ETF
Prospectus [Line Items]
Annual Return [Percent]	28.83%	13.08%	14.59%	(20.16%)	6.86%	1.69%	12.59%	(11.72%)	28.37%
Franklin U.S. Core Dividend Tilt Index ETF | Franklin U.S. Core Dividend Tilt Index ETF
Prospectus [Line Items]
Annual Return [Percent]	18.88%	25.48%	25.14%	(15.09%)	19.55%	5.98%	23.93%	(7.95%)	17.05%
BrandywineGLOBAL-U.S. Fixed Income ETF | BrandywineGLOBAL - U.S. Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.86%	1.12%
BrandywineGLOBAL-Dynamic US Large Cap Value ETF | BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF
Prospectus [Line Items]
Annual Return [Percent]	8.88%	12.59%	8.78%	(6.41%)	29.17%	7.46%	27.24%	(9.17%)	21.95%	10.56%
Franklin Disruptive Commerce ETF | Franklin Disruptive Commerce ETF
Prospectus [Line Items]
Annual Return [Percent]	8.64%	28.16%	38.76%	(49.65%)	(19.45%)
Franklin Genomic Advancements ETF | Franklin Genomic Advancements ETF
Prospectus [Line Items]
Annual Return [Percent]	25.89%	(5.08%)	1.23%	(37.86%)	9.66%
Franklin Intelligent Machines ETF | Franklin Intelligent Machines ETF
Prospectus [Line Items]
Annual Return [Percent]	30.62%	30.82%	41.00%	(33.14%)	25.25%
Franklin Exponential Data ETF | Franklin Exponential Data ETF
Prospectus [Line Items]
Annual Return [Percent]	1.73%	16.60%	45.79%	(45.66%)
Franklin Income Equity Focus ETF | Franklin Income Equity Focus ETF
Prospectus [Line Items]
Annual Return [Percent]	15.42%	11.00%	13.88%	(8.48%)	23.30%	12.45%	32.05%	(0.41%)	19.83%
Franklin Investment Grade Corporate ETF | Franklin Investment Grade Corporate ETF
Prospectus [Line Items]
Annual Return [Percent]	7.41%	2.20%	7.77%	(16.17%)	(1.82%)	9.94%	14.80%	(3.07%)	6.12%
Franklin Dynamic Municipal Bond ETF | Franklin Dynamic Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	5.87%	5.15%	7.67%	(10.22%)	4.00%	6.25%	6.80%	0.39%
Franklin Municipal Green Bond ETF | Franklin Municipal Green Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	3.83%	2.50%	7.72%	(12.20%)	0.89%	7.46%	8.96%	0.21%
Franklin High Yield Corporate ETF | Franklin High Yield Corporate ETF
Prospectus [Line Items]
Annual Return [Percent]	9.24%	8.47%	13.97%	(10.44%)	4.43%	7.42%	16.62%
Franklin International Aggregate Bond ETF | Franklin International Aggregate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	2.38%	2.91%	6.35%	(7.40%)	(1.96%)	1.31%	7.67%
Franklin Senior Loan ETF | Franklin Senior Loan ETF
Prospectus [Line Items]
Annual Return [Percent]	4.23%	8.20%	13.57%	(1.36%)	3.94%	2.30%	7.74%
Franklin U.S. Core Bond ETF | Franklin U.S. Core Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.08%	1.53%	5.67%	(13.57%)	(1.71%)	7.66%
Franklin U.S. Treasury Bond ETF | Franklin U.S. Treasury Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.38%	0.54%	4.15%	(11.54%)	(2.25%)
Franklin Ultra Short Bond ETF | Franklin Ultra Short Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	5.12%	5.67%	5.92%	0.14%	0.19%
Franklin Systematic Style Premia ETF | Franklin Systematic Style Premia ETF
Prospectus [Line Items]
Annual Return [Percent]	15.27%	10.20%	4.69%	(0.53%)	11.99%	(14.79%)
Franklin Focused Dynamic Growth ETF | Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	16.99%	38.17%	49.15%	(39.63%)	16.09%	56.18%	33.14%	2.08%	34.16%
Franklin Income Focus ETF | Franklin Income Focus ETF
Prospectus [Line Items]
Annual Return [Percent]	12.83%	6.88%
Franklin U.S. Equity Index ETF | Franklin U.S. Equity Index ETF
Prospectus [Line Items]
Annual Return [Percent]	17.72%	24.88%	27.16%	(18.86%)	19.46%	9.74%	26.10%	(7.14%)	23.38%
Franklin FTSE Australia ETF | Franklin FTSE Australia ETF
Prospectus [Line Items]
Annual Return [Percent]	16.47%	0.92%	13.38%	(5.42%)	9.93%	11.04%	23.20%	(12.25%)
Franklin FTSE Brazil ETF | Franklin FTSE Brazil ETF
Prospectus [Line Items]
Annual Return [Percent]	45.94%	(27.83%)	33.17%	11.32%	(17.28%)	(19.41%)	27.39%	(0.88%)
Franklin FTSE Canada ETF | Franklin FTSE Canada ETF
Prospectus [Line Items]
Annual Return [Percent]	34.90%	12.36%	15.23%	(11.95%)	29.10%	5.91%	28.67%	(15.80%)
Franklin FTSE China ETF | Franklin FTSE China ETF
Prospectus [Line Items]
Annual Return [Percent]	31.61%	19.17%	(11.98%)	(22.25%)	(21.04%)	30.60%	22.92%	(18.28%)
Franklin FTSE Germany ETF | Franklin FTSE Germany ETF
Prospectus [Line Items]
Annual Return [Percent]	36.70%	10.68%	24.12%	(22.10%)	5.29%	12.24%	21.67%	(22.07%)
Franklin FTSE India ETF | Franklin FTSE India ETF
Prospectus [Line Items]
Annual Return [Percent]	2.21%	10.47%	20.71%	(8.19%)	24.82%	15.16%	4.93%
Franklin FTSE Japan ETF | Franklin FTSE Japan ETF
Prospectus [Line Items]
Annual Return [Percent]	25.30%	7.76%	19.68%	(15.78%)	1.16%	14.35%	19.09%	(13.10%)
Franklin FTSE Latin America ETF | Franklin FTSE Latin America ETF
Prospectus [Line Items]
Annual Return [Percent]	50.71%	(26.36%)	32.44%	8.39%	(9.08%)	(14.76%)	19.62%
Franklin FTSE Mexico ETF | Franklin FTSE Mexico ETF
Prospectus [Line Items]
Annual Return [Percent]	52.70%	(28.13%)	39.82%	1.93%	20.38%	(3.61%)	12.07%	(13.69%)
Franklin FTSE Saudi Arabia ETF | Franklin FTSE Saudi Arabia ETF
Prospectus [Line Items]
Annual Return [Percent]	(8.17%)	0.18%	12.43%	(2.53%)	35.36%	4.09%	8.96%
Franklin FTSE South Korea ETF | Franklin FTSE South Korea ETF
Prospectus [Line Items]
Annual Return [Percent]	91.79%	(19.46%)	20.99%	(28.31%)	(6.59%)	42.82%	8.05%	(20.34%)
Franklin FTSE Switzerland ETF | Franklin FTSE Switzerland ETF
Prospectus [Line Items]
Annual Return [Percent]	33.10%	(1.41%)	16.71%	(18.30%)	20.40%	14.15%	32.66%
Franklin FTSE Taiwan ETF | Franklin FTSE Taiwan ETF
Prospectus [Line Items]
Annual Return [Percent]	31.91%	17.29%	29.78%	(27.74%)	29.72%	30.41%	30.89%	(8.93%)
Franklin FTSE United Kingdom ETF | Franklin FTSE United Kingdom ETF
Prospectus [Line Items]
Annual Return [Percent]	33.36%	8.85%	15.37%	(6.92%)	17.15%	(8.87%)	22.57%	(14.65%)
Franklin FTSE Asia ex Japan ETF | Franklin FTSE Asia ex Japan ETF
Prospectus [Line Items]
Annual Return [Percent]	31.33%	10.92%	6.39%	(19.01%)	(3.72%)	24.96%	17.32%
Franklin FTSE Europe ETF | Franklin FTSE Europe ETF
Prospectus [Line Items]
Annual Return [Percent]	35.87%	2.35%	20.93%	(15.51%)	16.21%	6.23%	24.09%	(14.81%)
Franklin FTSE Eurozone ETF | Franklin FTSE Eurozone ETF
Prospectus [Line Items]
Annual Return [Percent]	41.11%	2.79%	15.90%	(6.97%)	23.43%	0.46%	27.22%	(8.23%)
Franklin FTSE Japan Hedged ETF | Franklin FTSE Japan Hedged ETF
Prospectus [Line Items]
Annual Return [Percent]	29.25%	26.07%	35.04%	(1.47%)	12.78%	9.44%	20.52%	(13.96%)
Franklin FTSE Russia ETF | Franklin FTSE Russia ETF
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	(100.00%)	24.25%	(8.74%)	50.76%
Western Asset Bond ETF | Western Asset Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.81%	1.19%